DIVESTMENTS AND ASSETS HELD FOR SALE Divestments (Details) - USD ($) $ in Millions			6 Months Ended
	Feb. 28, 2018	Feb. 07, 2018	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Impairment			$ 86	$ 46
Property, plant and equipment			34,290		$ 36,971
Total assets			86,964		85,297
Current liabilities			22,713		21,410
Other long-term liabilities			1,387		963
Total liabilities			$ 44,629		$ 44,442
Frýdek Mistek | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Total consideration including receivable	$ 49
Portion of consideration receivable consisting of cash disposed	1
Other current assets	48
Property, plant and equipment	35
Total assets	83
Current liabilities	31
Other long-term liabilities	4
Total liabilities	35
Total net assets	$ 48
% of net assets sold	100.00%
Total net assets disposed of	$ 48
Cash consideration received, net of cash disposed	39
Consideration receivable	10
Reclassification of foreign exchange translation difference	15
Gain on disposal	$ 16
Votorantim remedies | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Total consideration including receivable		$ 84
Portion of consideration receivable consisting of cash disposed		1
Impairment		86
Other current assets		40
Property, plant and equipment		48
Total assets		88
Current liabilities		4
Other long-term liabilities		0
Total liabilities		4
Total net assets		$ 84
% of net assets sold		100.00%
Total net assets disposed of		$ 84
Cash consideration received, net of cash disposed		6
Consideration receivable		78
Reclassification of foreign exchange translation difference		0
Gain on disposal		$ 0